Property and equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Additions			$ 859	$ 27,679
Depreciation	$ 9,886	$ 12,773	$ 16,148	$ 13,538